Shareholders' Equity (Details) - Schedule of Share Capital - Ordinary shares [member] - shares	Dec. 31, 2023	Dec. 31, 2022
Shareholders' Equity (Details) - Schedule of Share Capital [Line Items]
Number of shares authorized	150,000,000	75,000,000
Number of issued and paid	59,681,632	32,628,044